Goodwill and Other Intangible Assets (Changes in Goodwill by Reportable Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Goodwill [Line Items]
Acquired		¥ 127,324	¥ 49,393	¥ 59,186
Impairment		0	(562)	(1,506)
Other (net)	[1]	11,503	(55,251)	(6,222)
Goodwill, Gross		633,999	495,172	501,030	¥ 448,066
Accumulated impairment losses		(6,316)	(6,316)	(5,754)	(4,248)
Goodwill		627,683	488,856	495,276	443,818
Corporate Financial Services and Maintenance Leasing
Goodwill [Line Items]
Acquired		3,529	0	478
Impairment		0	0	(12)
Other (net)	[1]	0	(54,925)	7
Goodwill, Gross		15,954	12,425	67,350	66,865
Accumulated impairment losses		(849)	(849)	(849)	(837)
Goodwill		15,105	11,576	66,501	66,028
Real Estate Segment
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	(191)	0
Other (net)	[1]	0	0	0
Goodwill, Gross		16,359	16,359	16,359	16,359
Accumulated impairment losses		(191)	(191)	0	0
Goodwill		16,168	16,168	16,359	16,359
PE Investment and Concession
Goodwill [Line Items]
Acquired		119,767	0	47,011
Impairment		0	0	0
Other (net)	[1]	(12,954)	(22,526)	(14,002)
Goodwill, Gross		206,751	99,938	122,464	89,455
Accumulated impairment losses		0	0	0	0
Goodwill		206,751	99,938	122,464	89,455
Environment and Energy
Goodwill [Line Items]
Acquired		4,028	49,115	0
Impairment		0	0	0
Other (net)	[1]	4,524	357	(3,933)
Goodwill, Gross		58,207	49,655	183	4,116
Accumulated impairment losses		(39)	(39)	(39)	(39)
Goodwill		58,168	49,616	144	4,077
Insurance
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	(371)	0
Other (net)	[1]	0	0	(109)
Goodwill, Gross		5,015	5,015	5,015	5,124
Accumulated impairment losses		(371)	(371)	0	0
Goodwill		4,644	4,644	5,015	5,124
Banking and Credit
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill, Gross		10,971	10,971	10,971	10,971
Accumulated impairment losses		0	0	0	0
Goodwill		10,971	10,971	10,971	10,971
Aircraft and Ships
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill, Gross		587	587	587	587
Accumulated impairment losses		(587)	(587)	(587)	(587)
Goodwill		0	0	0	0
ORIX USA
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	(1,494)
Other (net)	[1]	10,582	12,682	566
Goodwill, Gross		153,076	142,494	129,812	129,246
Accumulated impairment losses		(1,494)	(1,494)	(1,494)	0
Goodwill		151,582	141,000	128,318	129,246
ORIX Europe
Goodwill [Line Items]
Acquired		0	0	11,697
Impairment		0	0	0
Other (net)	[1]	9,318	8,773	10,847
Goodwill, Gross		158,588	149,270	140,497	117,953
Accumulated impairment losses		0	0	0	0
Goodwill		158,588	149,270	140,497	117,953
Asia and Australia
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	33	388	402
Goodwill, Gross		8,213	8,180	7,792	7,390
Accumulated impairment losses		(2,785)	(2,785)	(2,785)	(2,785)
Goodwill		5,428	5,395	5,007	4,605
Corporate
Goodwill [Line Items]
Acquired		0	278	0
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill, Gross		278	278	0	0
Accumulated impairment losses		0	0	0	0
Goodwill		¥ 278	¥ 278	¥ 0	¥ 0

[1]	Other includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications.